Financial Instruments and Concentration of Risks (Tables)	12 Months Ended
Aug. 31, 2018
Financial Instruments And Concentration Of Risks
Schedule of exposure to credit risk

	August 31, 2018 ($)	August 31, 2017 ($)
Cash	28,906	1,040
Balance	28,906	1,040

Schedule of contractual maturities of financial liabilities

August 31, 2018	Payments Due by Period $
		Less than 1	1-3	4-5	After 5
	Total	year	years	years	years
Trade and other payables	703,306	703,306	—	—	—
Shareholder loans	79,910	79,910	—	—	—
Advances from related party	49,415	49,415	—	—	—
Total	832,361	832,361	—	—	—

Schedule of assets and liabilities denominated in US dollars

	August 31, 2018 ($)	August 31, 2017 ($)
Cash	643	77
Prepaid expenses and deposits	—	—
Trade and other payables	(39,640)	(38,777)
Net liabilities denominated in US$	(38,997)	(38,700)
Net liabilities CDN dollar equivalent at period end (1)	(50,910)	(48,514)

(1)	Translated at the exchange rate in effect at August 31, 2018 $1.3055 (August 31, 2017 $1.2536)

Schedule of estimated sensitivity from change in exchange rate

	August 31, 2018		August 31, 2017
	Increase	Decrease	Increase	Decrease
Percentage change in US Dollar	In total loss from a change in % in the US Exchange Rate ($)		In total loss from a change in % in the US Exchange Rate ($)
5%	(3,323)	3,323	(3,041)	3,041
10%	(6,646)	6,646	(6,082)	6,082
15%	(9,969)	9,969	(9,123)	9,123

Schedule of valuations for the asset or liability not based on observable market data

		August 31, 2018		August 31, 2017
Financial Instrument Classification	Level	Carrying Value ($)	Fair Value ($)	Carrying Value ($)	Fair Value ($)
Fair value through profit or loss:
Cash	1	28,906	28,906	1,040	1,040
Other financial liabilities:
Trade and other payables		703,306	703,306	529,823	529,823
Advance from related party		49,415	49,415	—	—
Shareholder loans		79,910	79,910	—	—